Pension Plans (Summary of Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 13,386	¥ 14,396
Fair value of plan assets	0	0
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	7,407	115,518
Fair value of plan assets	¥ 5,842	¥ 113,748